Income Taxes - Amount of loss before taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
U.S. income (loss) before taxes	$ (31,666,084)	$ (18,468,776)
Loss before income taxes	(31,674,084)	(18,468,776)
Current income tax expense	0	0
Deferred income tax (benefit) expense	$ 0	$ 0